Description of the Plan - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan employer contribution participant annual compensation percentage	75.00%
Employee benefit plan, employer contribution, matching percentage	6.00%
EBP, participant contribution, automatic, deferral rate	6.00%
Percenatge of deferred compensation	6.00%
Percentage of aggregate deferred compensation	100.00%
Contribution received	$ 5,724,000	$ 5,476,000
Minimum amount participants may borrow from the Plan	1,000
Maximum amount participants may borrow from the Plan	$ 50,000
Maximum percentage of amount participants may borrow	50.00%
Notes receivable interest rate from participants accounts	2.00%
Annual service fee for outstanding loans issued	$ 50
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan employer contribution annual increase in salary deferral percentage	1.00%
Employee benefit plan, asset held for investment, participant loan, interest rate	5.25%	5.25%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan employer contribution annual increase in salary deferral percentage	10.00%
Employee benefit plan, asset held for investment, participant loan, interest rate	10.50%	10.50%